SEGMENT REPORTING (Details 4) - USD ($)		3 Months Ended		6 Months Ended				12 Months Ended
	Jul. 02, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021		Dec. 31, 2020		Jun. 30, 2021		Jun. 30, 2020
Consolidated		$ 428	$ 24,556	$ 3,988		$ 431,894		$ 479,402		$ 559,274
Printstock Products Ltd [Member] | Gourmet Foods [Member]
Consolidated	$ 401,681							401,681
U S A Investment Fund Management [Member]
Consolidated
U S A Beauty Products And Other [Member]
Consolidated		428	27,930	948		28,757		41,974		6,242
New Zealand Food Industry Segment [Member]
Consolidated			4,303	3,040	[1]	417,465	[1]	436,775	[2]	133,975	[2]
Canada Security Alarm [Member]
Consolidated			(7,677)			(14,981)				416,271
Corporate Segment [Member]
Consolidated						$ 653		$ 653		$ 2,786

[1]	Includes $401,681 related to the acquisition of Printstock in July 2020. See Note 13, Business Combinations
[2]	Includes $401,681 related to the acquisition of Printstock. See Note 15, Business Combinations